Employee benefits - Defined benefit plans - Current and non-current - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	€ 3,097	€ 3,199	€ 2,337	€ 2,771
o/w non-current	2,605	2,799	1,955
o/w current	492	400	€ 382
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	28	10
o/w non-current	26
o/w current	2
Capital Based Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	709	855
o/w non-current	658
o/w current	52
Other Post-Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	2	16
o/w non-current	2
French part-time for seniors plans
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	1,753	1,720
o/w non-current	1,319
o/w current	434
Other Long-Term Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	605	€ 598
o/w non-current	600
o/w current	€ 5